FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Assets Measured on Recurring Basis
The following table presents the Company’s available-for-sale securities that are measured at fair value on a recurring basis and the level within the hierarchy in which the fair value measurements fell as of December 31, 2013 and December 31, 2012 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2013

Obligations of U.S. Government agencies	$29,962	$-	$29,962	$-
Municipal securities	108,078	-	108,078	-
Mortgage-backed securities	78,187	-	78,187	-
Corporate obligations	26,852	-	24,054	2,798
Other	972	972	-	-
Total	$244,051	$972	$240,281	$2,798

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2012

Obligations of U.S. Government agencies	$36,359	$-	$36,359	$-
Municipal securities	98,910	-	98,910	-
Mortgage-backed securities	61,967	-	61,967	-
Corporate obligations	16,187	-	13,519	2,668
Other	970	970	-	-
Total	$214,393	$970	$210,755	$2,668

Reconciliation of Activity for Assets Measured at Fair Value based on Significant Unobservable (Non-market) Information
The following is a reconciliation of activity for assets measured at fair value based on significant unobservable (non-market) information.

(In thousands)	Bank-Issued Trust Trust Preferred Securities
	2013	2012
Balance of recurring Level 3 assets at January 1	$2,668	$2,252
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Unrealized income included in comprehensive income	130	416
Balance of recurring Level 3 assets at December 31	$2,798	$2,668

Quantitative Information About Recurring Level 3 Fair Value Measurements
The following table presents quantitative information about recurring Level 3 fair value measurements (in thousands):

Trust Preferred Securities	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range of Inputs
December 31, 2013	$2,798	Discounted cash flow	Probability of default	0 – 100%
December 31, 2012	2,668	Discounted cash flow	Probability of default	0 – 100%

Fair Value Assets Measured on Nonrecurring Basis
The following table presents the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fell at December 31, 2013 and December 31, 2012 (in thousands).

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2013

Impaired loans	$4,830	$-	$4,830	$-
Other real estate owned	4,470	-	4,470	-

December 31, 2012

Impaired loans	$3,589	$-	$3,589	$-
Other real estate owned	6,782	-	6,782	-

Financial Instruments with No Distinguishable Fair Value
Management has determined that these instruments do not have a distinguishable fair value and no fair value has been assigned.

As of December 31, 2013			Fair Value Measurements
	Carrying Amount	Estimated Fair Value	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Instruments:
Assets:
Cash and cash equivalents	$39,252	$39,252	$39,252	$-	$-
Securities available-for-sale	244,051	244,051	972	240,281	2,798
Securities held-to-maturity	8,438	9,624	-	9,624	-
Other securities	5,534	5,534	-	5,534	-
Loans, net	577,574	590,866	-	-	590,866
Bank-owned life insurance	6,593	6,593	-	6,593	-

Liabilities:
Noninterest-bearing deposits	$144,624	$144,624	$-	$144,624	$-
Interest-bearing deposits	635,347	634,907	-	634,907	-
Subordinated debentures	10,310	10,310	-	-	10,310
FHLB and other borrowings	52,000	52,000	-	52,000	-

As of December 31, 2012			Fair Value Measurements
	Carrying Amount	Estimated Fair Value	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Instruments:
Assets:
Cash and cash equivalents	$30,877	$30,877	$30,877	$-	$-
Securities available-for-sale	214,393	214,393	970	210,755	2,668
Securities held-to-maturity	8,470	7,055	-	7,055	-
Other securities	3,438	3,438	-	3,438	-
Loans, net	408,970	422,029	-	-	422,029
Bank-owned life insurance	6,441	6,441	-	6,441	-

Liabilities:
Noninterest-bearing deposits	$109,625	$109,625	$-	$109,625	$-
Interest-bearing deposits	487,002	487,599	-	487,599	-
Subordinated debentures	10,310	10,310	-	-	10,310
FHLB and other borrowings	36,771	36,771	-	36,771	-